Quarterly Holdings Report
for

Fidelity Asset Manager® 40%

December 31, 2019

FAN-QTLY-0220
1.849910.112

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 42.6%
	Shares	Value
Fidelity Communication Services Central Fund (a)	220,006	$47,688,450
Fidelity Consumer Discretionary Central Fund (a)	157,544	55,050,707
Fidelity Consumer Staples Central Fund (a)	167,792	35,947,694
Fidelity Emerging Markets Equity Central Fund (a)	479,362	112,832,167
Fidelity Energy Central Fund (a)	222,277	22,830,066
Fidelity Financials Central Fund (a)	940,720	101,672,972
Fidelity Health Care Central Fund (a)	172,158	84,679,577
Fidelity Industrials Central Fund (a)	176,549	52,781,076
Fidelity Information Technology Central Fund (a)	299,892	136,750,817
Fidelity International Equity Central Fund (a)	1,554,364	131,794,507
Fidelity Materials Central Fund (a)	65,256	13,236,535
Fidelity Real Estate Equity Central Fund (a)	232,999	28,260,431
Fidelity Utilities Central Fund (a)	92,735	18,343,816
TOTAL EQUITY CENTRAL FUNDS
(Cost $631,161,441)		841,868,815

Fixed-Income Central Funds - 44.8%
High Yield Fixed-Income Funds - 1.9%
Fidelity Emerging Markets Debt Central Fund (a)	2,019,475	19,063,844
Fidelity Floating Rate Central Fund (a)	93,353	9,477,156
Fidelity High Income Central Fund (a)	85,834	9,652,843

TOTAL HIGH YIELD FIXED-INCOME FUNDS		38,193,843

Investment Grade Fixed-Income Funds - 42.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,057,135	108,250,608
Fidelity International Credit Central Fund (a)	192,367	19,481,043
Fidelity Investment Grade Bond Central Fund (a)	6,422,998	720,724,595

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		848,456,246

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $848,509,346)		886,650,089

Money Market Central Funds - 7.9%
Fidelity Cash Central Fund 1.58% (b)	29,017,916	29,023,720
Fidelity Money Market Central Fund 1.91% (b)	126,561,141	126,573,797
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $155,586,115)		155,597,517
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.63% 1/16/20 to 4/2/20 (c)
(Cost $3,618,149)	3,630,000	3,618,336
	Shares	Value

Investment Companies - 4.1%
iShares 20+ Year Treasury Bond ETF	136,637	$18,511,581
iShares Core MSCI EAFE ETF	665,331	43,406,191
iShares MSCI Japan ETF	334,385	19,808,967
TOTAL INVESTMENT COMPANIES
(Cost $76,085,043)		81,726,739
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $1,714,960,094)		1,969,461,496
NET OTHER ASSETS (LIABILITIES) - 0.4%		7,619,974
NET ASSETS - 100%		$1,977,081,470

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	306	March 2020	$49,435,830	$59,802	$59,802
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	845	March 2020	47,328,450	(524,599)	(524,599)
TOTAL FUTURES CONTRACTS					$(464,797)

The notional amount of futures sold as a percentage of Net Assets is 4.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,084,272.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$100,964
Fidelity Communication Services Central Fund	1,536,307
Fidelity Consumer Discretionary Central Fund	1,479,681
Fidelity Consumer Staples Central Fund	356,598
Fidelity Emerging Markets Debt Central Fund	375,722
Fidelity Emerging Markets Equity Central Fund	1,654,961
Fidelity Energy Central Fund	197,607
Fidelity Financials Central Fund	2,717,215
Fidelity Floating Rate Central Fund	142,127
Fidelity Health Care Central Fund	817,545
Fidelity High Income Central Fund	158,529
Fidelity Industrials Central Fund	288,116
Fidelity Inflation-Protected Bond Index Central Fund	1,401,167
Fidelity Information Technology Central Fund	3,000,694
Fidelity International Credit Central Fund	746,958
Fidelity International Equity Central Fund	969,190
Fidelity Investment Grade Bond Central Fund	5,863,062
Fidelity Materials Central Fund	84,544
Fidelity Money Market Central Fund	658,411
Fidelity Real Estate Equity Central Fund	350,828
Fidelity Securities Lending Cash Central Fund	1,599
Fidelity Utilities Central Fund	727,672
Total	$23,629,497

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$7,756,437	$67,506	$8,004,539	$(901,449)	$1,082,045	$--	0.0
Fidelity Communication Services Central Fund	42,062,287	3,971,911	605,714	13,654	2,246,312	47,688,450	2.6
Fidelity Consumer Discretionary Central Fund	50,685,069	4,234,690	690,808	(146)	821,902	55,050,707	2.8
Fidelity Consumer Staples Central Fund	32,787,164	2,147,252	448,499	10,635	1,451,142	35,947,694	2.6
Fidelity Emerging Markets Debt Central Fund	17,653,749	1,320,021	144,728	530	234,272	19,063,844	0.6
Fidelity Emerging Markets Equity Central Fund	96,588,206	5,366,988	709,994	13,830	11,573,137	112,832,167	5.5
Fidelity Energy Central Fund	20,599,920	1,259,369	266,660	(16,999)	1,254,436	22,830,066	2.7
Fidelity Financials Central Fund	91,402,608	7,657,804	1,239,378	38,476	3,813,462	101,672,972	2.8
Fidelity Floating Rate Central Fund	8,920,661	614,191	72,364	(264)	14,932	9,477,156	0.5
Fidelity Health Care Central Fund	67,320,251	4,627,303	943,796	34,681	13,641,138	84,679,577	2.7
Fidelity High Income Central Fund	18,158,108	629,234	9,178,295	(206,738)	250,534	9,652,843	0.4
Fidelity Industrials Central Fund	48,127,043	2,906,473	658,108	10,614	2,395,054	52,781,076	2.8
Fidelity Inflation-Protected Bond Index Central Fund	84,969,155	24,643,932	732,318	397	(630,558)	108,250,608	7.0
Fidelity Information Technology Central Fund	114,160,697	9,343,360	1,549,547	83,739	14,712,568	136,750,817	2.7
Fidelity International Credit Central Fund	18,490,955	1,694,011	144,727	(374)	(649,664)	19,481,043	6.3
Fidelity International Equity Central Fund	112,273,224	10,249,338	775,861	7,704	10,040,102	131,794,507	4.8
Fidelity Investment Grade Bond Central Fund	656,574,363	71,798,889	5,297,917	4,374	(2,355,114)	720,724,595	2.7
Fidelity Materials Central Fund	12,030,347	844,199	193,333	(625)	555,947	13,236,535	2.8
Fidelity Real Estate Equity Central Fund	27,379,308	1,771,409	217,091	(2,060)	(671,135)	28,260,431	2.9
Fidelity Utilities Central Fund	17,552,733	1,598,487	221,734	(2,633)	(583,037)	18,343,816	2.8
	1,545,492,285	156,746,367	32,095,411	(912,654)	59,197,475	1,728,518,904

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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